Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows

Note 13—Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows

“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	June 30, 2012	December 31, 2011
	(in thousands)
Accrued compensation	$17,068	$19,581
Accrued interest	91,351	55,170
Other	422	1,147

	$108,841	$75,898

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Six Months Ended June 30,
	2012	2011
	(in thousands)
Cash payments for interest, net of amounts capitalized	$128,617	$124,173

Cash payments for income taxes	$306	$476

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follows:
Fair value of assets acquired	$1,841,027	$850,313
Cash paid, net of cash acquired	(1,455,433)	(847,780)
Receivables from sellers	772	5,855
Payables to sellers	(422)	(5,241)

Liabilities assumed	$385,944	$3,147

Included in “acquisition of oil and natural gas properties” on the condensed consolidated statement of cash flows for the six months ended June 30, 2012, is a deposit paid by the Company of approximately $308 million for the pending acquisition (see Note 2).

For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $4 million is included in “other noncurrent assets” on the condensed consolidated balance sheets at June 30, 2012, and December 31, 2011, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.

The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At June 30, 2012, and December 31, 2011, approximately $13 million and $54 million, respectively, were included in “accounts payable and accrued expenses” on the condensed consolidated balance sheets which represents reclassified net outstanding checks. The Company presents these net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.

Note 15—Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows

“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2011	2010
	(in thousands)
Accrued compensation	$19,581	$18,931
Accrued interest	55,170	62,999
Other	1,147	509

	$75,898	$82,439

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Cash payments for interest, net of amounts capitalized	$247,217	$128,807	$73,861

Cash payments for income taxes	$487	$1,797	$1,282

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$1,523,466	$1,375,010	$117,717
Cash paid	(1,500,193)	(1,351,033)	(115,285)
Receivable from seller	3,557	9,976	636
Payables to sellers	(4,847)	—	—

Liabilities assumed	$21,983	$33,953	$3,068

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $4 million and $3 million is included in “other noncurrent assets” on the consolidated balance sheets at December 31, 2011, and December 31, 2010, respectively, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.

The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2011, approximately $54 million was included in “accounts payable and accrued expenses” on the consolidated balance sheet which represents reclassified net outstanding checks. There was no such balance at December 31, 2010. The Company presents these net outstanding checks as cash flows from financing activities on the consolidated statements of cash flows.